Segment Reporting (Revenue Mix By Product Type) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Total revenue	$ 13,299.5		$ 11,700.4		$ 10,707.4
Percentage of Product Revenue to Total Revenue	100.00%		100.00%		100.00%
Beverage [Member]
Total revenue	7,838.8		7,217.0		6,750.3
Percentage of Product Revenue to Total Revenue	59.00%		62.00%		63.00%
Food [Member]
Total revenue	2,092.8		2,008.0		1,878.7
Percentage of Product Revenue to Total Revenue	16.00%		17.00%		18.00%
Packaged and Single Serve Coffees [Member]
Total revenue	2,001.1		1,451.0		1,131.3
Percentage of Product Revenue to Total Revenue	15.00%		12.00%		10.00%
Other Products [Member]
Total revenue	$ 1,366.8	[1]	$ 1,024.4	[1]	$ 947.1	[1]
Percentage of Product Revenue to Total Revenue	10.00%	[1]	9.00%	[1]	9.00%	[1]

[1]	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.